Post-retirement defined benefit schemes (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Defined benefit pension schemes:
Net scheme asset	£ 1,970	£ 424
Retirement benefit assets	2,241	681
Retirement benefit obligations	(271)	(257)
Defined benefit pension scheme
Defined benefit pension schemes:
Fair value of scheme assets	50,696	45,791
Present value of funded obligations	(48,593)	(45,241)
Net scheme asset	2,103	550
Other post-retirement schemes
Defined benefit pension schemes:
Net scheme asset	£ (133)	£ (126)